Income Taxes - Income (loss) before provision for income taxes (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes
Federal					$ (169,122)	$ (32,706)	$ (162,876)
Foreign					441	418	170
Loss before provision for income taxes	$ (28,677)	$ (35,778)	$ (62,130)	$ (80,237)	$ (168,681)	$ (32,288)	$ (162,706)